UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	5/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Managed Municipal Bond Fund

Class A: SMLAX

Annual Shareholder Report—May 31, 2025

This annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.77%

Gross expense ratio as of the latest prospectus: 0.80%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 1.04% (unadjusted for sales charges) for the period ended May 31, 2025. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.03% for the same period.

Municipal bond market performance was pressured over the period by elevated new issue supply, although this was offset to a degree by positive flows into tax-free exchange traded funds. Yields for longer maturity municipals finished the period higher, weighing on returns for those issues.

The Fund was overweight issues rated BBB (the lowest investment grade category) as well as below investment grade, high yield issues. This positioning proved additive as lower quality segments of the municipal market led performance. In sector terms, overweight allocations to continuing care retirement community, housing and prepaid gas bonds aided performance.

The Fund’s tilt toward longer maturities weighed on performance as the negative impact on prices from rising yields more than offset the higher income offered by these issues. In addition, underweight allocations to utility and tax-backed bonds detracted from return.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class A	Bloomberg Municipal Bond Index
'15	$9,725	$10,000
'15	$9,703	$9,991
'15	$9,787	$10,063
'15	$9,817	$10,083
'15	$9,870	$10,156
'15	$9,901	$10,196
'15	$9,954	$10,237
'15	$10,018	$10,309
'16	$10,124	$10,432
'16	$10,112	$10,448
'16	$10,165	$10,481
'16	$10,239	$10,558
'16	$10,280	$10,587
'16	$10,452	$10,755
'16	$10,448	$10,762
'16	$10,456	$10,777
'16	$10,396	$10,723
'16	$10,281	$10,610
'16	$9,901	$10,215
'16	$10,011	$10,334
'17	$10,050	$10,403
'17	$10,123	$10,475
'17	$10,129	$10,498
'17	$10,202	$10,574
'17	$10,353	$10,742
'17	$10,336	$10,703
'17	$10,407	$10,790
'17	$10,479	$10,872
'17	$10,449	$10,816
'17	$10,463	$10,843
'17	$10,432	$10,785
'17	$10,542	$10,898
'18	$10,407	$10,769
'18	$10,354	$10,737
'18	$10,392	$10,777
'18	$10,349	$10,738
'18	$10,457	$10,861
'18	$10,460	$10,870
'18	$10,475	$10,897
'18	$10,490	$10,925
'18	$10,424	$10,854
'18	$10,321	$10,787
'18	$10,432	$10,907
'18	$10,531	$11,037
'19	$10,607	$11,121
'19	$10,672	$11,180
'19	$10,855	$11,357
'19	$10,908	$11,400
'19	$11,069	$11,557
'19	$11,110	$11,599
'19	$11,186	$11,693
'19	$11,384	$11,877
'19	$11,291	$11,782
'19	$11,295	$11,803
'19	$11,311	$11,833
'19	$11,346	$11,869
'20	$11,557	$12,082
'20	$11,745	$12,238
'20	$11,059	$11,794
'20	$10,803	$11,646
'20	$11,140	$12,016
'20	$11,353	$12,115
'20	$11,555	$12,319
'20	$11,519	$12,262
'20	$11,484	$12,264
'20	$11,460	$12,227
'20	$11,687	$12,412
'20	$11,806	$12,488
'21	$11,908	$12,567
'21	$11,683	$12,367
'21	$11,760	$12,444
'21	$11,888	$12,548
'21	$11,977	$12,586
'21	$12,029	$12,620
'21	$12,131	$12,725
'21	$12,067	$12,678
'21	$11,951	$12,587
'21	$11,938	$12,550
'21	$12,054	$12,657
'21	$12,082	$12,677
'22	$11,728	$12,330
'22	$11,637	$12,286
'22	$11,243	$11,888
'22	$10,849	$11,559
'22	$10,955	$11,730
'22	$10,705	$11,538
'22	$11,024	$11,843
'22	$10,746	$11,584
'22	$10,269	$11,139
'22	$10,097	$11,046
'22	$10,662	$11,563
'22	$10,619	$11,596
'23	$11,012	$11,929
'23	$10,717	$11,660
'23	$10,936	$11,918
'23	$10,952	$11,891
'23	$10,859	$11,788
'23	$10,985	$11,906
'23	$11,028	$11,953
'23	$10,866	$11,781
'23	$10,553	$11,436
'23	$10,377	$11,338
'23	$11,074	$12,058
'23	$11,401	$12,339
'24	$11,392	$12,275
'24	$11,411	$12,291
'24	$11,444	$12,291
'24	$11,294	$12,139
'24	$11,313	$12,103
'24	$11,517	$12,289
'24	$11,621	$12,401
'24	$11,698	$12,498
'24	$11,847	$12,622
'24	$11,667	$12,438
'24	$11,888	$12,653
'24	$11,693	$12,468
'25	$11,701	$12,531
'25	$11,825	$12,655
'25	$11,616	$12,441
'25	$11,494	$12,341
'25	$11,431	$12,348

Yearly periods ended May 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial invesment of $9,725.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	1.04%	0.52%	1.63%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	-1.74%	-0.04%	1.35%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	1,725,323,888
Number of Portfolio Holdings	396
Portfolio Turnover Rate (%)	47
Total Net Advisory Fees Paid ($)	6,389,245
Modified Duration to Worst	7.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	10%
Lease Obligations	5%
Variable Rate Demand Notes	3%
Escrow to Maturity/Prerefunded Bonds	2%
Other	2%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	31%
A	29%
BBB	13%
BB	2%
B	0%
CCC	0%
Not Rated	12%

Top Five State Allocations

Holdings	% of Net Assets
New York	15%
Texas	15%
Florida	8%
Illinois	6%
Pennsylvania	5%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.75% to 0.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMMBF-TSRA-A

R-101127-2 (07/25)

DWS Managed Municipal Bond Fund

Class C: SMLCX

Annual Shareholder Report—May 31, 2025

This annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.53%

Gross expense ratio as of the latest prospectus: 1.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 0.26% (unadjusted for sales charges) for the period ended May 31, 2025. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.03% for the same period.

Municipal bond market performance was pressured over the period by elevated new issue supply, although this was offset to a degree by positive flows into tax-free exchange traded funds. Yields for longer maturity municipals finished the period higher, weighing on returns for those issues.

The Fund was overweight issues rated BBB (the lowest investment grade category) as well as below investment grade, high yield issues. This positioning proved additive as lower quality segments of the municipal market led performance. In sector terms, overweight allocations to continuing care retirement community, housing and prepaid gas bonds aided performance.

The Fund’s tilt toward longer maturities weighed on performance as the negative impact on prices from rising yields more than offset the higher income offered by these issues. In addition, underweight allocations to utility and tax-backed bonds detracted from return.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class C	Bloomberg Municipal Bond Index
'15	$10,000	$10,000
'15	$9,971	$9,991
'15	$10,050	$10,063
'15	$10,075	$10,083
'15	$10,112	$10,156
'15	$10,148	$10,196
'15	$10,195	$10,237
'15	$10,255	$10,309
'16	$10,345	$10,432
'16	$10,338	$10,448
'16	$10,384	$10,481
'16	$10,453	$10,558
'16	$10,488	$10,587
'16	$10,657	$10,755
'16	$10,635	$10,762
'16	$10,647	$10,777
'16	$10,580	$10,723
'16	$10,456	$10,610
'16	$10,062	$10,215
'16	$10,167	$10,334
'17	$10,200	$10,403
'17	$10,257	$10,475
'17	$10,266	$10,498
'17	$10,334	$10,574
'17	$10,480	$10,742
'17	$10,456	$10,703
'17	$10,521	$10,790
'17	$10,587	$10,872
'17	$10,549	$10,816
'17	$10,557	$10,843
'17	$10,519	$10,785
'17	$10,622	$10,898
'18	$10,479	$10,769
'18	$10,419	$10,737
'18	$10,450	$10,777
'18	$10,400	$10,738
'18	$10,502	$10,861
'18	$10,499	$10,870
'18	$10,507	$10,897
'18	$10,515	$10,925
'18	$10,441	$10,854
'18	$10,332	$10,787
'18	$10,423	$10,907
'18	$10,528	$11,037
'19	$10,596	$11,121
'19	$10,655	$11,180
'19	$10,831	$11,357
'19	$10,876	$11,400
'19	$11,029	$11,557
'19	$11,063	$11,599
'19	$11,131	$11,693
'19	$11,320	$11,877
'19	$11,221	$11,782
'19	$11,217	$11,803
'19	$11,225	$11,833
'19	$11,252	$11,869
'20	$11,454	$12,082
'20	$11,634	$12,238
'20	$10,947	$11,794
'20	$10,687	$11,646
'20	$11,013	$12,016
'20	$11,217	$12,115
'20	$11,408	$12,319
'20	$11,365	$12,262
'20	$11,323	$12,264
'20	$11,292	$12,227
'20	$11,508	$12,412
'20	$11,618	$12,488
'21	$11,710	$12,567
'21	$11,481	$12,367
'21	$11,549	$12,444
'21	$11,668	$12,548
'21	$11,747	$12,586
'21	$11,791	$12,620
'21	$11,883	$12,725
'21	$11,812	$12,678
'21	$11,691	$12,587
'21	$11,670	$12,550
'21	$11,776	$12,657
'21	$11,796	$12,677
'22	$11,443	$12,330
'22	$11,347	$12,286
'22	$10,956	$11,888
'22	$10,565	$11,559
'22	$10,662	$11,730
'22	$10,399	$11,538
'22	$10,715	$11,843
'22	$10,439	$11,584
'22	$9,968	$11,139
'22	$9,795	$11,046
'22	$10,337	$11,563
'22	$10,276	$11,596
'23	$10,663	$11,929
'23	$10,372	$11,660
'23	$10,577	$11,918
'23	$10,585	$11,891
'23	$10,488	$11,788
'23	$10,603	$11,906
'23	$10,638	$11,953
'23	$10,475	$11,781
'23	$10,167	$11,436
'23	$9,991	$11,338
'23	$10,656	$12,058
'23	$10,964	$12,339
'24	$10,947	$12,275
'24	$10,959	$12,291
'24	$10,970	$12,291
'24	$10,834	$12,139
'24	$10,845	$12,103
'24	$11,033	$12,289
'24	$11,126	$12,401
'24	$11,193	$12,498
'24	$11,328	$12,622
'24	$11,148	$12,438
'24	$11,353	$12,653
'24	$11,145	$12,468
'25	$11,159	$12,531
'25	$11,271	$12,655
'25	$11,050	$12,441
'25	$10,941	$12,341
'25	$10,873	$12,348

Yearly periods ended May 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	0.26%	-0.26%	0.84%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	-0.71%	-0.26%	0.84%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,725,323,888
Number of Portfolio Holdings	396
Portfolio Turnover Rate (%)	47
Total Net Advisory Fees Paid ($)	6,389,245
Modified Duration to Worst	7.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	10%
Lease Obligations	5%
Variable Rate Demand Notes	3%
Escrow to Maturity/Prerefunded Bonds	2%
Other	2%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	31%
A	29%
BBB	13%
BB	2%
B	0%
CCC	0%
Not Rated	12%

Top Five State Allocations

Holdings	% of Net Assets
New York	15%
Texas	15%
Florida	8%
Illinois	6%
Pennsylvania	5%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.50% to 1.54%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMMBF-TSRA-C

R-101127-2 (07/25)

DWS Managed Municipal Bond Fund

Class S: SCMBX

Annual Shareholder Report—May 31, 2025

This annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$53	0.53%

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 1.41% for the period ended May 31, 2025. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.03% for the same period.

Municipal bond market performance was pressured over the period by elevated new issue supply, although this was offset to a degree by positive flows into tax-free exchange traded funds. Yields for longer maturity municipals finished the period higher, weighing on returns for those issues.

The Fund was overweight issues rated BBB (the lowest investment grade category) as well as below investment grade, high yield issues. This positioning proved additive as lower quality segments of the municipal market led performance. In sector terms, overweight allocations to continuing care retirement community, housing and prepaid gas bonds aided performance.

The Fund’s tilt toward longer maturities weighed on performance as the negative impact on prices from rising yields more than offset the higher income offered by these issues. In addition, underweight allocations to utility and tax-backed bonds detracted from return.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class S	Bloomberg Municipal Bond Index
'15	$10,000	$10,000
'15	$9,990	$9,991
'15	$10,067	$10,063
'15	$10,100	$10,083
'15	$10,156	$10,156
'15	$10,201	$10,196
'15	$10,246	$10,237
'15	$10,314	$10,309
'16	$10,425	$10,432
'16	$10,425	$10,448
'16	$10,470	$10,481
'16	$10,559	$10,558
'16	$10,603	$10,587
'16	$10,781	$10,755
'16	$10,768	$10,762
'16	$10,789	$10,777
'16	$10,718	$10,723
'16	$10,613	$10,610
'16	$10,211	$10,215
'16	$10,326	$10,334
'17	$10,380	$10,403
'17	$10,446	$10,475
'17	$10,465	$10,498
'17	$10,530	$10,574
'17	$10,688	$10,742
'17	$10,683	$10,703
'17	$10,748	$10,790
'17	$10,835	$10,872
'17	$10,794	$10,816
'17	$10,811	$10,843
'17	$10,781	$10,785
'17	$10,908	$10,898
'18	$10,771	$10,769
'18	$10,717	$10,737
'18	$10,746	$10,777
'18	$10,704	$10,738
'18	$10,829	$10,861
'18	$10,834	$10,870
'18	$10,852	$10,897
'18	$10,857	$10,925
'18	$10,790	$10,854
'18	$10,699	$10,787
'18	$10,802	$10,907
'18	$10,920	$11,037
'19	$11,000	$11,121
'19	$11,056	$11,180
'19	$11,248	$11,357
'19	$11,305	$11,400
'19	$11,486	$11,557
'19	$11,518	$11,599
'19	$11,611	$11,693
'19	$11,805	$11,877
'19	$11,724	$11,782
'19	$11,730	$11,803
'19	$11,748	$11,833
'19	$11,787	$11,869
'20	$12,008	$12,082
'20	$12,204	$12,238
'20	$11,482	$11,794
'20	$11,218	$11,646
'20	$11,569	$12,016
'20	$11,793	$12,115
'20	$12,004	$12,319
'20	$11,970	$12,262
'20	$11,948	$12,264
'20	$11,925	$12,227
'20	$12,150	$12,412
'20	$12,276	$12,488
'21	$12,383	$12,567
'21	$12,152	$12,367
'21	$12,234	$12,444
'21	$12,382	$12,548
'21	$12,464	$12,586
'21	$12,520	$12,620
'21	$12,628	$12,725
'21	$12,577	$12,678
'21	$12,459	$12,587
'21	$12,435	$12,550
'21	$12,571	$12,657
'21	$12,589	$12,677
'22	$12,223	$12,330
'22	$12,144	$12,286
'22	$11,723	$11,888
'22	$11,315	$11,559
'22	$11,441	$11,730
'22	$11,169	$11,538
'22	$11,504	$11,843
'22	$11,231	$11,584
'22	$10,721	$11,139
'22	$10,545	$11,046
'22	$11,136	$11,563
'22	$11,094	$11,596
'23	$11,506	$11,929
'23	$11,215	$11,660
'23	$11,432	$11,918
'23	$11,451	$11,891
'23	$11,370	$11,788
'23	$11,489	$11,906
'23	$11,537	$11,953
'23	$11,385	$11,781
'23	$11,045	$11,436
'23	$10,863	$11,338
'23	$11,595	$12,058
'23	$11,939	$12,339
'24	$11,932	$12,275
'24	$11,955	$12,291
'24	$11,991	$12,291
'24	$11,837	$12,139
'24	$11,860	$12,103
'24	$12,090	$12,289
'24	$12,188	$12,401
'24	$12,271	$12,498
'24	$12,429	$12,622
'24	$12,243	$12,438
'24	$12,477	$12,653
'24	$12,275	$12,468
'25	$12,301	$12,531
'25	$12,419	$12,655
'25	$12,202	$12,441
'25	$12,077	$12,341
'25	$12,027	$12,348

Yearly periods ended May 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	1.41%	0.78%	1.86%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,725,323,888
Number of Portfolio Holdings	396
Portfolio Turnover Rate (%)	47
Total Net Advisory Fees Paid ($)	6,389,245
Modified Duration to Worst	7.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	10%
Lease Obligations	5%
Variable Rate Demand Notes	3%
Escrow to Maturity/Prerefunded Bonds	2%
Other	2%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	31%
A	29%
BBB	13%
BB	2%
B	0%
CCC	0%
Not Rated	12%

Top Five State Allocations

Holdings	% of Net Assets
New York	15%
Texas	15%
Florida	8%
Illinois	6%
Pennsylvania	5%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.50% to 0.54%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMMBF-TSRA-S

R-101127-2 (07/25)

DWS Managed Municipal Bond Fund

Institutional Class: SMLIX

Annual Shareholder Report—May 31, 2025

This annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.53%

Gross expense ratio as of the latest prospectus: 0.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 1.41% for the period ended May 31, 2025. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.03% for the same period.

Municipal bond market performance was pressured over the period by elevated new issue supply, although this was offset to a degree by positive flows into tax-free exchange traded funds. Yields for longer maturity municipals finished the period higher, weighing on returns for those issues.

The Fund was overweight issues rated BBB (the lowest investment grade category) as well as below investment grade, high yield issues. This positioning proved additive as lower quality segments of the municipal market led performance. In sector terms, overweight allocations to continuing care retirement community, housing and prepaid gas bonds aided performance.

The Fund’s tilt toward longer maturities weighed on performance as the negative impact on prices from rising yields more than offset the higher income offered by these issues. In addition, underweight allocations to utility and tax-backed bonds detracted from return.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Institutional Class	Bloomberg Municipal Bond Index
'15	$1,000,000	$1,000,000
'15	$997,951	$999,089
'15	$1,006,727	$1,006,326
'15	$1,010,074	$1,008,302
'15	$1,015,655	$1,015,606
'15	$1,019,052	$1,019,644
'15	$1,024,696	$1,023,698
'15	$1,031,571	$1,030,890
'16	$1,042,694	$1,043,190
'16	$1,041,687	$1,044,831
'16	$1,047,290	$1,048,140
'16	$1,055,132	$1,055,847
'16	$1,059,557	$1,058,703
'16	$1,077,513	$1,075,545
'16	$1,076,276	$1,076,202
'16	$1,078,416	$1,077,654
'16	$1,072,548	$1,072,275
'16	$1,060,898	$1,061,026
'16	$1,021,741	$1,021,455
'16	$1,033,254	$1,033,447
'17	$1,038,618	$1,040,260
'17	$1,045,214	$1,047,483
'17	$1,047,112	$1,049,757
'17	$1,053,680	$1,057,374
'17	$1,069,500	$1,074,155
'17	$1,069,045	$1,070,302
'17	$1,075,526	$1,078,961
'17	$1,084,297	$1,087,172
'17	$1,080,203	$1,081,645
'17	$1,081,938	$1,084,285
'17	$1,078,968	$1,078,479
'17	$1,091,755	$1,089,751
'18	$1,077,987	$1,076,921
'18	$1,072,638	$1,073,703
'18	$1,075,533	$1,077,666
'18	$1,071,254	$1,073,820
'18	$1,083,759	$1,086,116
'18	$1,084,320	$1,087,043
'18	$1,086,138	$1,089,681
'18	$1,086,752	$1,092,480
'18	$1,080,057	$1,085,407
'18	$1,070,900	$1,078,723
'18	$1,081,331	$1,090,663
'18	$1,093,117	$1,103,722
'19	$1,101,164	$1,112,065
'19	$1,106,853	$1,118,019
'19	$1,127,297	$1,135,692
'19	$1,131,683	$1,139,960
'19	$1,149,742	$1,155,676
'19	$1,152,969	$1,159,943
'19	$1,162,390	$1,169,291
'19	$1,181,861	$1,187,735
'19	$1,173,717	$1,178,214
'19	$1,174,356	$1,180,325
'19	$1,176,260	$1,183,277
'19	$1,180,166	$1,186,890
'20	$1,202,360	$1,208,215
'20	$1,222,079	$1,223,795
'20	$1,149,663	$1,179,404
'20	$1,123,168	$1,164,602
'20	$1,159,602	$1,201,649
'20	$1,180,744	$1,211,539
'20	$1,201,874	$1,231,944
'20	$1,198,420	$1,226,164
'20	$1,196,285	$1,226,424
'20	$1,193,966	$1,222,740
'20	$1,216,527	$1,241,192
'20	$1,229,147	$1,248,753
'21	$1,239,924	$1,256,711
'21	$1,216,766	$1,236,744
'21	$1,225,067	$1,244,371
'21	$1,239,906	$1,254,808
'21	$1,249,439	$1,258,552
'21	$1,253,759	$1,262,008
'21	$1,264,638	$1,272,475
'21	$1,259,509	$1,267,805
'21	$1,247,697	$1,258,656
'21	$1,245,236	$1,254,976
'21	$1,258,903	$1,265,660
'21	$1,260,712	$1,267,702
'22	$1,224,058	$1,233,001
'22	$1,216,135	$1,228,584
'22	$1,173,885	$1,188,757
'22	$1,134,338	$1,155,877
'22	$1,145,640	$1,173,047
'22	$1,118,384	$1,153,834
'22	$1,151,924	$1,184,320
'22	$1,124,527	$1,158,364
'22	$1,073,464	$1,113,905
'22	$1,055,752	$1,104,641
'22	$1,115,062	$1,156,309
'22	$1,110,804	$1,159,619
'23	$1,152,108	$1,192,929
'23	$1,122,965	$1,165,954
'23	$1,144,669	$1,191,824
'23	$1,146,543	$1,189,101
'23	$1,138,432	$1,178,797
'23	$1,151,823	$1,190,605
'23	$1,155,193	$1,195,315
'23	$1,139,904	$1,178,107
'23	$1,105,849	$1,143,578
'23	$1,087,657	$1,133,846
'23	$1,160,969	$1,205,824
'23	$1,196,994	$1,233,850
'24	$1,194,791	$1,227,548
'24	$1,198,518	$1,229,125
'24	$1,200,723	$1,229,086
'24	$1,185,274	$1,213,864
'24	$1,187,521	$1,210,303
'24	$1,210,624	$1,228,855
'24	$1,221,871	$1,240,055
'24	$1,230,216	$1,249,835
'24	$1,244,606	$1,262,188
'24	$1,225,915	$1,243,784
'24	$1,249,394	$1,265,269
'24	$1,229,152	$1,246,848
'25	$1,231,758	$1,253,097
'25	$1,243,569	$1,265,522
'25	$1,221,836	$1,244,075
'25	$1,210,800	$1,234,052
'25	$1,204,312	$1,234,844

Yearly periods ended May 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	1.41%	0.76%	1.88%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,725,323,888
Number of Portfolio Holdings	396
Portfolio Turnover Rate (%)	47
Total Net Advisory Fees Paid ($)	6,389,245
Modified Duration to Worst	7.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	10%
Lease Obligations	5%
Variable Rate Demand Notes	3%
Escrow to Maturity/Prerefunded Bonds	2%
Other	2%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	31%
A	29%
BBB	13%
BB	2%
B	0%
CCC	0%
Not Rated	12%

Top Five State Allocations

Holdings	% of Net Assets
New York	15%
Texas	15%
Florida	8%
Illinois	6%
Pennsylvania	5%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.50% to 0.54%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMMBF-TSRA-I

R-101127-2 (07/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS managed municipal bond Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended May 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$53,136	$0	$7,629	$0
2024	$53,136	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended May 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$1,369,569	$0
2024	$0	$0	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended May 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$7,629	$1,369,569	$0	$1,377,198
2024	$7,629	$0	$0	$7,629

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

May 31, 2025
Annual Financial Statements and Other Information
DWS Managed Municipal Bond Fund

Contents
3	Investment Portfolio
27	Statement of Assets and Liabilities
29	Statement of Operations
30	Statements of Changes in Net Assets
31	Financial Highlights
35	Notes to Financial Statements
47	Report of Independent Registered Public Accounting Firm
49	Tax Information
50	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Managed Municipal Bond Fund

Investment Portfolioas of May 31, 2025

	Principal Amount ($)	Value ($)
Municipal Investments 97.2%
Alabama 0.7%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	3,000,000	3,141,391
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	4,170,000	4,274,823
Southeast Alabama, Energy Authority Commodity Supply Revenue Project 4, Series A, 4.0% (a), 11/1/2051, GTY: Goldman Sachs Group, Inc.	5,000,000	4,983,456
		12,399,670
Alaska 0.1%
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1” , Series A, 4.0%, 6/1/2050	2,045,000	1,703,861
Arizona 2.9%
Arizona, Health Facilities Authority Revenue:
Series B, SIFMA Municipal Swap Index + 0.25%, 2.22% (a), 1/1/2046	1,170,000	1,159,099
Series B, Prerefunded, SIFMA Municipal Swap Index + 0.25%, 2.22% (a), 1/1/2046	50,000	49,841
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup, Inc.	1,600,000	1,683,724
5.0%, 12/1/2037, GTY: Citigroup, Inc.	8,405,000	8,699,995
Arizona, State Health Facilities Authority Revenue, Banner Health Obligated Group, Series B, Prerefunded, SIFMA Municipal Swap Index + 0.25%, 2.22% (a), 1/1/2046	230,000	229,604
Arizona, State Industrial Development Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.75%, 3/1/2065	10,430,000	9,559,062
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,830,000	2,502,168
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group, Series A, 5.25%, 8/1/2049	4,200,000	4,260,900
Maricopa County, AZ, Industrial Development Authority Revenue, Grand Canyon University Obligated Group, 144A, 7.375%, 10/1/2029	3,000,000	3,074,322
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	4,231,551
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	3

	Principal Amount ($)	Value ($)
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2043	2,150,000	2,177,661
Series D, 5.0%, 12/1/2044	2,750,000	2,771,294
Series D, 5.0%, 12/1/2045	2,200,000	2,209,897
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	6,495,000	4,762,238
144A, 5.0%, 6/15/2049	1,445,000	1,298,445
144A, 5.0%, 6/15/2052	1,410,000	1,243,128
		49,912,929
California 3.7%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, Prerefunded, 5.0%, 6/1/2040	5,285,000	5,285,000
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	3,896,078	3,584,541
“A", Series 2021-1, 3.5%, 11/20/2035	5,225,080	4,853,842
“A", Series 2021-2, 3.75%, 3/25/2035	2,919,968	2,883,849
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,389,403
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	18,040,560
California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	6,975,000	6,030,197
California, Public Finance Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.625%, 3/1/2065	6,055,000	5,582,384
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements, 3.875%, 9/1/2049	1,560,000	1,214,761
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II” , 144A, 7.0%, 1/1/2039	4,335,000	4,409,247
California, University of California Revenue, Series Z-2, 4.39% (b), 6/6/2025	200,000	200,000
Los Angeles, CA, Department of Airports Revenue, Series B, AMT, 5.0%, 5/15/2030	2,715,000	2,816,443
Los Angeles, CA, Department of Water & Power Revenue:
Series B-5, 2.75% (b), 6/6/2025, SPA: Barclays Bank PLC	1,400,000	1,400,000
The accompanying notes are an integral part of the financial statements.

4	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Series A-3, 3.1% (b), 6/2/2025, SPA: Bank of America NA	1,000,000	1,000,000
Series B, 5.0%, 7/1/2039	2,255,000	2,342,400
Series C, 5.0%, 7/1/2044	1,935,000	1,968,661
		64,001,288
Colorado 4.6%
Colorado, Bridge & Tunnel Enterprise Revenue, Series A, 5.5%, 12/1/2054, INS: AGMC	3,000,000	3,139,528
Colorado, Denver Health & Hospital Authority Revenue, Series A, 6.0%, 12/1/2055	1,670,000	1,771,267
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	3,333,000	3,224,818
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	35,048,028
Colorado, State Educational & Cultural Facilities Authority Revenue, Stanley Partnership for Art Culture & Education LLC, 144A, 6.875%, 2/1/2059	7,000,000	7,143,391
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	4,000,000	3,473,011
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2031	5,250,000	5,431,249
Series B, AMT, 5.5%, 11/15/2040	1,835,000	1,956,654
Series B, AMT, 5.5%, 11/15/2042	1,665,000	1,750,766
Series B, AMT, 5.5%, 11/15/2043	1,665,000	1,742,385
Series A, AMT, 5.5%, 11/15/2053	4,000,000	4,102,950
Series D, AMT, 5.75%, 11/15/2045	3,280,000	3,474,339
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	4,585,000	4,420,707
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	940,000	812,563
4.0%, 12/1/2051	3,510,000	2,750,462
		80,242,118
Connecticut 0.6%
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series A, 2.8% (b), 6/2/2025	9,800,000	9,800,000
Delaware 0.0%
Delaware, University of Delaware Revenue, Series C, 3.0% (b), 6/2/2025, SPA: TD Bank NA	200,000	200,000
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	5

	Principal Amount ($)	Value ($)
District of Columbia 0.7%
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	2,155,000	1,936,824
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AGMC	3,265,000	2,219,702
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.25%, 10/1/2049	1,750,000	1,777,571
Series A, AMT, 5.5%, 10/1/2054	3,000,000	3,094,330
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,505,338
Series A, 5.0%, 10/1/2030	1,455,000	1,498,909
		12,032,674
Florida 8.1%
Broward County, FL, Airport System Revenue, Series A, AMT, 4.0%, 10/1/2049	3,425,000	2,917,804
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	4,310,000	3,375,787
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	4,685,000	4,580,177
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	562,398
Series A-1, 5.0%, 10/1/2033	540,000	559,159
Series A-1, 5.0%, 10/1/2034	545,000	561,000
Series A-1, 5.0%, 10/1/2035	270,000	276,555
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	785,000	711,105
Series A-1, 5.0%, 11/1/2058	1,255,000	1,120,383
Florida, Capital Projects Finance Authority Revenue, Trilogy Community Development Foundation, Inc. Obligated Group:
Series A, 144A, 7.125%, 1/1/2065	3,665,000	3,543,685
Series A, 144A, 7.25%, 1/1/2055	2,200,000	2,202,878
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,500,000	2,520,117
Series A, 144A, 6.375%, 5/1/2053	1,000,000	1,007,677
The accompanying notes are an integral part of the financial statements.

6	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Florida, Capital Trust Authority Revenue, Madrone Florida Tech Student Housing I LLC, Series A, 144A, 5.375%, 7/1/2065	1,500,000	1,404,776
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2050	5,170,000	4,867,614
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (a), 7/15/2032	2,555,000	2,653,058
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	5,000,000	4,700,696
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	280,000	274,553
Series B, 5.0%, 7/1/2042	295,000	289,261
Series A-1, 5.0%, 7/1/2051	255,000	238,917
Series B, 5.0%, 7/1/2051	420,000	393,510
Series A-1, 5.0%, 2/1/2057	370,000	342,194
Series B, 5.0%, 7/1/2057	440,000	406,785
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, 4.125%, 12/1/2054	13,690,000	11,533,247
Florida, Jacksonville Electric Authority, Electric System Revenue, Series B, 4.0%, 10/1/2037	1,500,000	1,467,757
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	16,000,000	11,137,992
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	841,722
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,600,000	1,422,165
Florida, State Housing Finance Corp. Revenue, Series 1, 3.5%, 7/1/2051	1,360,000	1,353,795
Florida, Village Community Development District No. 12, Special Assessment Revenue:
4.25%, 5/1/2043	5,125,000	4,635,632
4.375%, 5/1/2050	6,775,000	5,898,381
Florida, Village Community Development District No. 13, Special Assessment Revenue, 3.25%, 5/1/2052	2,205,000	1,515,247
Florida, Village Community Development District No. 14, Special Assessment Revenue, 5.5%, 5/1/2053	6,320,000	6,365,745
Florida, Village Community Development District No. 15, Special Assessment Revenue:
144A, 4.8%, 5/1/2055	600,000	550,795
144A, 5.25%, 5/1/2054	2,130,000	2,079,996
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	7

	Principal Amount ($)	Value ($)
Hillsborough County, FL, Industrial Development Authority Revenue, BayCare Obligated Group, Series C, 5.5%, 11/15/2054	6,000,000	6,319,666
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,660,765
Lee County, FL, Airport Revenue, AMT, 5.25%, 10/1/2049	3,505,000	3,547,229
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.25%, 4/1/2047	6,250,000	6,389,019
Miami-Dade County, FL, Seaport Revenue:
Series B1, AMT, 4.0%, 10/1/2046	6,430,000	5,492,392
Series A, AMT, 5.0%, 10/1/2047	8,975,000	8,698,868
Orange County, FL, State Health Facilities Authority Revenue, Orlando Health Obligated Group, Series 2025-A, 5.25%, 10/1/2056	5,335,000	5,361,696
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	685,000	755,911
Series C, 7.625%, 5/15/2058	905,000	1,001,293
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	13,380,000	11,369,118
		139,908,520
Georgia 2.5%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	3,825,000	3,239,020
Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	1,875,000	1,893,887
Series A, 5.75%, 4/1/2053	2,000,000	2,102,438
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,161,283
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	815,000	666,369
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 4.0% (a), 7/1/2052, GTY: Royal Bank of Canada	10,920,000	10,917,444
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	5,765,000	6,025,655
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	5,195,770
The accompanying notes are an integral part of the financial statements.

8	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	5,266,498
Georgia, The Atlanta Development Authority Revenue, Capital Appreciation Convertible Economic Development Certificates, “A” , Series 1, 144A, 0%–6.5%, 12/15/2048 (c)	3,250,000	2,825,920
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875% (a), 10/1/2048	1,250,000	1,252,268
		42,546,552
Hawaii 0.1%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.5%, 7/1/2054	2,000,000	2,073,185
Idaho 0.3%
Idaho, State Health Facilities Authority Revenue, St Luke’s Health System Ltd. Obligated Group:
Series 2025-A, 5.25%, 3/1/2050	2,355,000	2,400,929
Series 2025-A, 5.25%, 3/1/2053	2,500,000	2,527,853
		4,928,782
Illinois 5.9%
Chicago, IL, O’Hare International Airport Revenue:
Series C, AMT, 5.25%, 1/1/2044	2,620,000	2,681,244
Series C, AMT, 5.25%, 1/1/2045	1,500,000	1,528,817
Series A, AMT, 5.5%, 1/1/2053	9,340,000	9,642,209
Series A, AMT, 5.5%, 1/1/2053, INS: AGMC	6,395,000	6,539,266
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	3,730,000	3,061,618
Series A, 5.0%, 12/1/2052	10,000,000	9,824,666
Illinois, Development Finance Authority, St. Ignatius College Project, 2.0% (b), 6/6/2025, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, Housing Development Authority Revenue, Series N, 6.25%, 4/1/2054	6,570,000	7,099,175
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	9,163,145
Illinois, Regional Transportation Authority, Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	7,782,991
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 1.8% (b), 6/6/2025, LOC: BMO Harris Bank NA	600,000	600,000
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	9

	Principal Amount ($)	Value ($)
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, Prerefunded, 5.0%, 1/1/2036	2,970,000	3,068,796
Series A, Prerefunded, 5.0%, 1/1/2037	3,965,000	4,096,894
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045 * (d)	8,761,728	70,094
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	3,537,991
5.0%, 1/1/2035	6,875,000	6,905,398
Series A, 5.0%, 12/1/2042	5,955,000	5,974,773
Series C, 5.25%, 10/1/2046	6,000,000	6,077,240
5.5%, 5/1/2039	7,665,000	8,024,340
5.75%, 5/1/2045	4,205,000	4,370,202
		102,048,859
Indiana 1.1%
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	2,601,029
Indiana, State Finance Authority, CWA Authority, Inc. Project Revenue:
Series A, 5.0%, 10/1/2042	1,000,000	1,040,594
Series A, 5.0%, 10/1/2043	1,000,000	1,035,108
Series A, 5.0%, 10/1/2044	1,000,000	1,031,522
Series A, 5.0%, 10/1/2045	1,000,000	1,029,650
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	1,625,000	1,672,425
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series G-1, 5.25%, 1/1/2048	4,100,000	4,225,945
Series E, 6.0%, 3/1/2053	3,570,000	3,699,804
Series E, 6.125%, 3/1/2057	1,780,000	1,847,707
		18,183,784
Iowa 1.9%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	2,265,000	2,285,311
Iowa, PEFA, Inc., Gas Project Revenue, 5.0% (a), 9/1/2049, GTY: Goldman Sachs Group, Inc.	10,000,000	10,110,726
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.125%, 5/15/2059	5,250,000	5,015,759
Series 2024-B, 7.25%, 5/15/2035	3,120,000	3,113,443
The accompanying notes are an integral part of the financial statements.

10	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Series B, 7.5%, 5/15/2053	910,000	1,004,203
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	12,905,000	10,690,170
		32,219,612
Kansas 0.0%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.0% (b), 6/2/2025, LOC: U.S. Bank NA	100,000	100,000
Kentucky 0.4%
Kenton County, KY, Airport Board Revenue, Series A, AMT, 5.25%, 1/1/2054	3,200,000	3,230,192
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	4,785,000	4,574,766
		7,804,958
Louisiana 1.5%
Louisiana, Public Facilities Authority Revenue, CHRISTUS Health Obligated Group, 2.04% (b), 6/6/2025, LOC: TD Bank NA	2,095,000	2,095,000
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project:
Series 2025-A, 5.5%, 5/15/2050	5,000,000	5,229,979
Series 2025-A, 5.5%, 5/15/2055	10,000,000	10,393,259
Louisiana, State Public Facilities Authority Revenue, Calcasieu Bridge Partners LLC, AMT, 5.75%, 9/1/2064	8,000,000	8,257,738
		25,975,976
Maryland 1.1%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	1,620,000	1,612,902
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, Series A, 5.75%, 7/1/2053	1,925,000	1,996,136
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series 2025-A, 5.25%, 7/1/2052	12,145,000	12,260,002
Maryland, State Health & Higher Educational Facilities Authority Revenue, UPMC Obligated Group, Series B, 4.0%, 4/15/2045	3,510,000	3,035,364
		18,904,404
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	11

	Principal Amount ($)	Value ($)
Massachusetts 0.3%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 2.0% (b), 6/6/2025, LOC: TD Bank NA	1,700,000	1,700,000
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	1,855,000	1,276,148
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, 5.0%, 7/1/2036	1,000,000	1,007,550
Massachusetts, State Health & Educational Facilities Authority Revenue, Mass General Brigham, Inc., 1.95% (b), 6/6/2025, LOC: TD Bank NA	1,100,000	1,100,000
		5,083,698
Minnesota 0.5%
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,092,084
St. Cloud, MN, CentraCare Health System Obligated Group Revenue, 5.0%, 5/1/2054	2,780,000	2,724,893
		7,816,977
Missouri 1.2%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, 4.0%, 2/1/2042	2,640,000	2,290,706
Missouri, State Health & Educational Facilities Authority Revenue, Mercy Health, Series C, 4.0%, 11/15/2049	7,000,000	5,834,661
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program:
Series B, 4.0%, 5/1/2050	1,770,000	1,774,630
Series C, 6.0%, 5/1/2053	9,455,000	10,277,062
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 1.94% (b), 6/6/2025, LOC: U.S. Bank NA	1,095,000	1,095,000
		21,272,059
Nebraska 0.1%
Douglas County, NE, State Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, 3.0% (b), 6/2/2025, LOC: U.S. Bank NA	2,300,000	2,300,000
Nevada 1.0%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series 2025-A, 144A, AMT, 9.5% (a), 1/1/2065	8,335,000	7,953,710
The accompanying notes are an integral part of the financial statements.

12	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Nevada, Reno-Tahoe Airport Authority Revenue:
Series A, AMT, 5.25%, 7/1/2049	2,000,000	2,016,404
Series A, AMT, 5.25%, 7/1/2054	1,600,000	1,606,563
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	33,000,000	4,888,835
		16,465,512
New Jersey 3.4%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	1,245,000	1,307,656
New Jersey, State Economic Development Authority Revenue:
Series SSS, 5.25%, 6/15/2038	1,600,000	1,718,297
Series BBB, Prerefunded, 5.5%, 6/15/2030	16,440,000	17,105,664
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 4.25%, 12/1/2045	4,835,000	4,676,123
Series C, AMT, 5.0%, 12/1/2053	2,520,000	2,277,568
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	2,200,000	2,266,316
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series CC, Prerefunded, 5.5%, 6/15/2050	4,500,000	5,243,902
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	5,820,000	4,913,502
Series A, 5.0%, 12/15/2034	5,320,000	5,483,578
Series BB, 5.25%, 6/15/2050	6,855,000	7,006,460
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	2,755,000	2,766,347
South Jersey, NJ, Transportation Authority System Revenue, Series A, 5.25%, 11/1/2052	3,200,000	3,240,788
		58,006,201
New Mexico 1.0%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund, Series A, 4.0%, 6/1/2030	5,795,000	5,913,860
New Mexico, State Mortgage Finance Authority:
Series A, 3.5%, 1/1/2051	2,215,000	2,199,550
“I", Series D, 6.5%, 9/1/2054	5,990,000	6,543,765
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I” , Series D, 3.75%, 1/1/2050	1,985,000	1,981,079
		16,638,254
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	13

	Principal Amount ($)	Value ($)
New York 14.5%
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	2,000,000	1,988,854
New York, Metropolitan Transportation Authority Revenue:
Series G-1G, 2.02% (b), 6/6/2025, LOC: TD Bank NA	365,000	365,000
Series 2025-A, 5.25%, 11/15/2045	3,000,000	3,107,040
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B2, 5.0%, 11/15/2034	10,940,000	11,281,141
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2039	3,940,000	4,001,027
Series A, Prerefunded, 5.0%, 2/15/2039	10,000	10,336
Series A, 5.0%, 3/15/2041	8,000,000	8,455,030
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2036	5,000,000	5,138,330
New York, State Housing Finance Agency Revenue, Liberty Street Realty LLC, Series A, 1.88% (b), 6/6/2025, LIQ: Freddie Mac, LOC: Freddie Mac	500,000	500,000
New York, State Liberty Development Corp. Revenue, Series A, 3.0%, 11/15/2051	3,500,000	2,360,912
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	8,745,000	8,787,615
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	2,050,000	2,074,136
AMT, 5.0%, 10/1/2035	3,705,000	3,730,583
AMT, 5.625%, 4/1/2040	5,160,000	5,292,134
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	915,942
AMT, 5.375%, 6/30/2060	12,495,000	12,438,846
AMT, 6.0%, 6/30/2054	1,400,000	1,468,639
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	3,210,000	3,229,612
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series C, 3.0%, 11/15/2046	5,000,000	3,710,122
Series A, 4.0%, 11/15/2054	5,000,000	4,221,354
The accompanying notes are an integral part of the financial statements.

14	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Series A, 5.0%, 11/15/2034	1,000,000	1,115,603
Series A, 5.0%, 11/15/2035	1,250,000	1,382,829
Series A, 5.0%, 11/15/2036	1,250,000	1,371,666
Series A, 5.0%, 11/15/2049	5,155,000	5,186,138
New York City, NY, General Obligation:
Series C, 4.0%, 3/1/2040	5,000,000	4,719,160
Series G-1, 5.25%, 2/1/2048	20,000,000	20,927,050
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series GG-1, 5.0%, 6/15/2050	10,000,000	10,110,158
Series AA-1, 5.25%, 6/15/2052	7,500,000	7,740,268
New York City, NY, State Transitional Finance Authority Revenue, Series H, 3.0% (b), 6/2/2025, SPA: TD Bank NA	100,000	100,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 5.0%, 2/1/2042	9,410,000	9,780,112
Series F-1, 5.0%, 2/1/2044	5,000,000	5,144,502
Series D-1, 5.25%, 11/1/2040	5,000,000	5,331,172
Series D-1, 5.5%, 11/1/2045	15,000,000	15,909,060
Series D, 5.5%, 5/1/2052	10,000,000	10,603,554
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S1, 5.0%, 7/15/2035	2,800,000	2,882,085
New York, NY, General Obligation:
Series B1, 5.0%, 12/1/2031	2,000,000	2,046,677
Series E1, 5.0%, 4/1/2040	11,250,000	11,862,948
Series B-1, 5.25%, 10/1/2047	3,000,000	3,084,933
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2031	6,950,000	7,152,130
Series 207, AMT, 5.0%, 9/15/2032	6,500,000	6,676,969
Series 242, AMT, 5.0%, 12/1/2032	12,000,000	12,899,587
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue:
Series A, 5.25%, 5/15/2052	8,000,000	8,224,055
Series A, 5.25%, 5/15/2057	12,000,000	12,249,212
		249,576,521
North Carolina 0.5%
North Carolina, Greater Asheville Regional Airport Authority Revenue:
AMT, 5.25%, 7/1/2043, INS: AGMC	1,165,000	1,197,874
AMT, 5.25%, 7/1/2048, INS: AGMC	2,250,000	2,285,258
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	15

	Principal Amount ($)	Value ($)
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	2,050,000	2,064,340
North Carolina, State Housing Finance Agency, Series 52-A, 6.25%, 1/1/2055	2,950,000	3,176,318
		8,723,790
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AGMC	1,315,000	1,307,015
Ohio 2.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “2” , Series B-2, 5.0%, 6/1/2055	6,000,000	5,199,532
Columbus, OH, State Regional Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2050	17,740,000	18,326,208
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	977,644
5.0%, 1/1/2046	2,790,000	2,669,907
Series A, 5.75%, 1/1/2053	2,860,000	2,915,124
Ohio, Port of Greater Cincinnati Development Authority Revenue, Series B, 5.0%, 12/1/2053	1,305,000	1,285,259
Ohio, State Hospital Revenue, Aultman Health Foundation:
144A, 5.0%, 12/1/2038	7,750,000	7,304,720
144A, 5.0%, 12/1/2048	7,500,000	6,552,138
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	2,470,000	2,493,885
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, 3.75%, 9/1/2050	2,345,000	2,345,011
		50,069,428
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	2,670,000	2,596,124
Series A, 5.5%, 8/15/2041	3,020,000	3,028,341
Series A, 5.5%, 8/15/2044	3,205,000	3,134,042
Oklahoma, State Municipal Airport Trust Trustees Revenue, American Airlines, Inc., AMT, 6.25%, 12/1/2040	1,500,000	1,612,352
The accompanying notes are an integral part of the financial statements.

16	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Oklahoma, State Turnpike Authority Revenue:
5.5%, 1/1/2053	3,000,000	3,135,143
Series A, 5.5%, 1/1/2054	1,000,000	1,064,107
		14,570,109
Pennsylvania 4.8%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	592,180
5.0%, 12/1/2053	1,780,000	1,478,198
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,102,334
Pennsylvania, Bucks County Water and Sewer Authority Revenue, Series A, 5.25%, 12/1/2047, INS: AGMC	2,175,000	2,282,942
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,125,677
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,006,017
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,330,054
5.0%, 6/1/2028	1,290,000	1,347,203
5.0%, 6/1/2029	1,290,000	1,344,507
5.0%, 6/1/2030	855,000	888,829
5.0%, 6/1/2031	865,000	897,504
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,043,908
Pennsylvania, Higher Educational Facilities Authority Revenue, Thomas Jefferson University Obligated Group, Series B-1, 5.25%, 11/1/2048, INS: AGC	7,200,000	7,387,238
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group:
Series 2025-B, 5.0%, 3/15/2044	2,250,000	2,253,545
Series 2025-B, 5.0%, 3/15/2045	2,000,000	1,993,511
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 5.75%, 6/30/2048	10,000,000	10,176,849
Pennsylvania, State General Obligation, Series D, 5.0%, 8/15/2032	5,000,000	5,013,681
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 136, 3.0%, 10/1/2051	3,723,429	3,677,387
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 5.0%, 6/1/2042	6,950,000	7,013,972
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	17

	Principal Amount ($)	Value ($)
Series B, 5.25%, 12/1/2052	4,050,000	4,167,585
Southeastern, PA, Transportation Authority Revenue, 5.25%, 6/1/2052	20,000,000	20,423,848
		83,546,969
South Carolina 3.1%
Charleston County, SC, Airport District Revenue:
Series A, AMT, 5.25%, 7/1/2049	1,965,000	1,995,370
Series A, AMT, 5.25%, 7/1/2054	2,855,000	2,889,387
South Carolina, Public Service Authority Revenue:
Series A, 4.0%, 12/1/2055	4,000,000	3,315,773
Series B, 5.0%, 12/1/2044	2,500,000	2,531,362
Series A, 5.0%, 12/1/2046	2,000,000	2,007,811
Series B, 5.0%, 12/1/2047	4,500,000	4,501,257
Series B, 5.25%, 12/1/2054	2,000,000	2,031,066
Series A, 5.5%, 12/1/2054	1,200,000	1,251,178
South Carolina, State Jobs-Economic Development Authority Revenue, Bon Secours Mercy Health, Inc., Series A, 5.25%, 11/1/2044	3,000,000	3,092,072
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2054	2,500,000	2,579,347
South Carolina, State Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	7,270,000	6,297,868
Series A, 5.0%, 12/1/2036	4,780,000	4,785,390
South Carolina, State Transportation Infrastructure Bank Revenue, Series A, 5.0%, 10/1/2038	15,130,000	15,443,672
		52,721,553
Tennessee 1.1%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	3,400,979
Series B, AMT, 4.0%, 7/1/2054	8,045,000	6,644,982
Series B, AMT, 5.5%, 7/1/2052	3,250,000	3,353,831
Shelby County, TN, Health & Educational Facilities Board Revenue, Madrone Memphis Student Housing I LLC, Series A1, 144A, 5.25%, 6/1/2056	1,135,000	1,077,918
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	5,050,000	5,237,918
		19,715,628
Texas 14.6%
Austin, TX, Independent School District, General Obligation, 5.25%, 8/1/2049	12,500,000	13,077,169
The accompanying notes are an integral part of the financial statements.

18	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, Prerefunded, 5.0%, 1/1/2040	4,730,000	4,737,439
City of Corpus Christi, TX, Utility System Revenue, 5.0%, 7/15/2049	3,335,000	3,416,988
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	9,965,000	9,975,670
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	9,050,000	9,062,094
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05% (a), 11/1/2050	5,100,000	4,990,879
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2054	10,000,000	10,404,738
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,051,233
5.0%, 9/1/2030	1,000,000	1,048,099
5.0%, 9/1/2031	850,000	887,597
Lower Colorado River, TX, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project:
5.0%, 5/15/2045	1,500,000	1,512,148
5.0%, 5/15/2050	2,500,000	2,505,324
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	15,000,000	11,817,627
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,525,000	1,200,141
Series A, 4.0%, 4/1/2051	5,500,000	4,143,128
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	890,000	714,678
Series A, 5.0%, 10/1/2051	1,580,000	1,172,014
San Antonio, TX, Electric & Gas Systems Revenue:
Series A, 5.25%, 2/1/2049	3,000,000	3,124,865
Series D, 5.25%, 2/1/2054	7,500,000	7,750,907
San Antonio, TX, Independent School District Revenue, 5.0%, 8/15/2047	10,000,000	10,259,737
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	5,000,000	4,903,696
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Healthcare, Series D, 5.5%, 11/15/2047	8,550,000	8,865,126
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	19

	Principal Amount ($)	Value ($)
Texas, Canutillo Independent School District, General Obligation, Series A, 5.25%, 2/15/2054	8,290,000	8,636,795
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	10,930,000	11,432,707
5.0%, 2/15/2042	13,180,000	13,707,839
5.0%, 2/15/2043	11,340,000	11,747,305
5.25%, 2/15/2059	10,000,000	10,429,503
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project, Series A-1, 7.25%, 12/31/2030	3,005,000	2,915,067
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	2,250,000	1,885,869
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	6,250,000	6,407,119
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC:
AMT, 5.5%, 6/30/2041	2,000,000	2,048,444
AMT, 5.5%, 6/30/2042	1,700,000	1,736,636
AMT, 5.5%, 6/30/2043	2,290,000	2,330,846
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	2,750,000	2,757,019
Texas, State Department of Housing & Community Affairs, Series C, 6.0%, 3/1/2054	7,790,000	8,456,554
Texas, State General Obligation:
Series B, 1.8% (b), 6/6/2025, SPA: Federal Home Loan Bank	6,900,000	6,900,000
1.85% (b), 6/6/2025, SPA: JPMorgan Chase Bank NA	11,935,000	11,935,000
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	5,975,000	6,121,469
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
Series B, 4.0%, 10/15/2033	15,000,000	15,162,213
Series B, 4.0%, 10/15/2036	5,000,000	4,983,770
Texas, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project:
Series A, 5.0%, 5/15/2040	1,000,000	1,041,127
Series A, 5.0%, 5/15/2041	4,450,000	4,595,057
		251,851,636
The accompanying notes are an integral part of the financial statements.

20	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Utah 1.9%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 4.0%, 7/1/2051	10,200,000	8,532,048
Series A, AMT, 5.0%, 7/1/2042	8,440,000	8,332,322
Utah, Black Desert Public Infrastructure District Special Assessment, Public Infrastructure District Black Desert Assessment Area No. 1, 144A, 5.625%, 12/1/2053	2,000,000	1,966,182
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation:
Series 1, 144A, 5.125%, 6/15/2054	1,375,000	1,279,449
Series 2, 144A, 6.0%, 6/15/2054	8,425,000	8,469,039
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	3,025,000	3,285,454
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.5%, 6/1/2040	1,400,000	1,520,266
		33,384,760
Virginia 0.9%
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation, 144A, 5.0%, 9/1/2045	3,700,000	3,437,630
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	4,010,000	3,313,810
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	3,775,000	3,479,277
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2049	3,145,000	2,976,724
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	2,420,000	1,989,606
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	1,070,000	1,078,845
		16,275,892
Washington 3.4%
King County, WA, School District No. 412 Shoreline, 5.0%, 12/1/2031	4,345,000	4,557,974
Port of Seattle, WA, Revenue Bonds:
Series C, AMT, 5.0%, 8/1/2032	9,200,000	9,779,422
Series B, AMT, 5.5%, 8/1/2047	1,500,000	1,537,426
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	21

	Principal Amount ($)	Value ($)
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	1,575,000	1,601,480
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048, INS: AGMC	9,170,000	6,444,305
Series B, 3.0%, 7/1/2058	4,630,000	2,863,436
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A2, 5.0%, 8/1/2044	17,700,000	17,438,960
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	5,000,000	3,481,173
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	4,350,000	3,628,977
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project:
Series A, 144A, 5.0%, 1/1/2051	3,510,000	3,036,956
144A, 5.0%, 1/1/2055	5,500,000	4,683,066
		59,053,175
West Virginia 1.4%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AGMC	9,150,000	7,536,107
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2042	10,085,000	10,118,627
West Virginia, State Parkways Authority, Senior Lien, Trunpike Toll Revenue, 4.0%, 6/1/2051	6,765,000	5,695,012
		23,349,746
Wisconsin 3.0%
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	10,000,000	8,502,981
Wisconsin, Public Finance Authority Revenue, Million Air Three Obligated Group:
Series A, 144A, AMT, 6.25%, 9/1/2046	795,000	805,114
Series B, 144A, 9.75%, 9/1/2054	800,000	844,360
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	8,000,000	6,307,119
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	485,000	408,880
144A, Prerefunded, 4.0%, 4/1/2042	10,000	10,419
The accompanying notes are an integral part of the financial statements.

22	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
144A, Prerefunded, 4.0%, 4/1/2052	25,000	26,046
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,027,310
144A, 5.75%, 5/1/2054	3,860,000	2,815,640
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel:
Series A, 5.0%, 2/1/2062	8,750,000	8,188,598
Series B, 144A, 6.0%, 2/1/2062	3,000,000	3,063,468
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,466,069
144A, 5.0%, 10/1/2048	5,000,000	4,527,612
Wisconsin, State General Obligation, Series 1, 5.0%, 5/1/2035	1,250,000	1,416,374
Wisconsin, State Health & Educational Facilities Authority Revenue, Chiara Housing & Services, Inc. Obligated Group:
5.875%, 7/1/2055	2,650,000	2,497,578
6.0%, 7/1/2060	2,800,000	2,650,199
6.625%, 7/1/2060	7,635,000	7,760,106
		52,317,873
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,043,912
Puerto Rico 0.4%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,690,325	1,562,358
Series A1, 4.0%, 7/1/2041	2,613,626	2,240,963
Series A1, 4.0%, 7/1/2046	1,097,810	902,933
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	5,000,000	1,605,172
		6,311,426
Total Municipal Investments (Cost $1,719,166,625)		1,676,389,306
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	23

	Principal Amount ($)	Value ($)
Underlying Municipal Bonds of Inverse Floaters (e) 0.6%
New York
New York, New York City Transitional Finance Authority, 5.25%, 5/1/2048 (f) (Cost $10,471,871)	10,000,000	10,470,937
Trust: New York, New York City Transitional Finance Authority, Series 2025-XM1261, 144A, 13.68%, 5/1/2033, Leverage Factor at purchase date: 4 to 1
Corporate Bonds 0.5%
Consumer Discretionary 0.3%
Grand Canyon University, 5.125%, 10/1/2028	6,386,000	6,036,692
Industrials 0.2%
Brightline East LLC, 144A, 11.0%, 1/31/2030	5,000,000	3,600,000
Total Corporate Bonds (Cost $11,027,621)		9,636,692

	Shares	Value ($)
Closed-End Investment Companies 0.8%
Nuveen Quality Municipal Income Fund (Cost $15,107,323)	1,244,000	13,982,560
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.07% (g) (Cost $29,941)	29,938	29,941

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,755,803,381)	99.1	1,710,509,436
Floating Rate Notes (e)	(0.4)	(7,500,000)
Other Assets and Liabilities, Net	1.3	22,314,452
Net Assets	100.0	1,725,323,888

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of
May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Managed Municipal Bond Fund

(b)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2025. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Security is a “step-up”  bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(f)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(g)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	25

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$1,686,860,243	$—	$1,686,860,243
Corporate Bonds (a)	—	9,636,692	—	9,636,692
Closed-End Investment Companies	13,982,560	—	—	13,982,560
Open-End Investment Companies	29,941	—	—	29,941
Total	$14,012,501	$1,696,496,935	$—	$1,710,509,436

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

26	|	DWS Managed Municipal Bond Fund

Statement of Assets and Liabilities
as of May 31, 2025

Assets
Investment in securities, at value (cost $1,755,803,381)	$1,710,509,436
Receivable for investments sold	753,972
Receivable for Fund shares sold	772,707
Dividends receivable	93,922
Interest receivable	23,783,907
Other assets	50,167
Total assets	1,735,964,111
Liabilities
Payable for Fund shares redeemed	783,759
Payable for floating rate notes issued	7,500,000
Distributions payable	949,330
Accrued management fee	452,951
Accrued Trustees' fees	14,935
Other accrued expenses and payables	939,248
Total liabilities	10,640,223
Net assets, at value	$1,725,323,888
Net Assets Consist of
Distributable earnings (loss)	(193,267,116)
Paid-in capital	1,918,591,004
Net assets, at value	$1,725,323,888
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	27

Statement of Assets and Liabilities as of May 31, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($652,587,880 ÷ 83,725,227 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.79
Maximum offering price per share (100 ÷ 97.25 of $7.79)	$8.01
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($7,328,986 ÷ 940,278 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.79
Class S
Net Asset Value, offering and redemption price per share ($929,247,717 ÷ 119,056,990 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.81
Institutional Class
Net Asset Value, offering and redemption price per share ($136,159,305 ÷ 17,461,625 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.80
The accompanying notes are an integral part of the financial statements.

28	|	DWS Managed Municipal Bond Fund

Statement of Operations
for the year ended May 31, 2025

Investment Income
Income:
Interest	$84,220,415
Dividends	1,127,064
Total income	85,347,479
Expenses:
Management fee	6,389,245
Administration fee	1,832,329
Services to shareholders	2,322,387
Distribution and service fees	1,811,072
Custodian fee	18,211
Professional fees	87,069
Reports to shareholders	61,948
Registration fees	105,367
Trustees' fees and expenses	59,692
Interest expense and fees on floating rate notes issued	1,564
Other	172,360
Total expenses before expense reductions	12,861,244
Expense reductions	(1,020,645)
Total expenses after expense reductions	11,840,599
Net investment income	73,506,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(15,026,382)
Payments by affiliates (see Note F)	1,494
(15,024,888)
Change in net unrealized appreciation (depreciation) on investments	(28,309,206)
Net gain (loss)	(43,334,094)
Net increase (decrease) in net assets resulting from operations	$30,172,786
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	29

Statements of Changes in Net Assets
	Years Ended May 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$73,506,880	$75,046,459
Net realized gain (loss)	(15,024,888)	(32,661,046)
Change in net unrealized appreciation (depreciation)	(28,309,206)	41,755,592
Net increase (decrease) in net assets resulting from operations	30,172,786	84,141,005
Distributions to shareholders:
Class A	(26,629,921)	(27,377,432)
Class C	(298,696)	(529,722)
Class S	(39,273,487)	(40,052,204)
Institutional Class	(6,134,033)	(6,560,032)
Total distributions	(72,336,137)	(74,519,390)
Fund share transactions:
Proceeds from shares sold	102,058,967	688,040,784
Reinvestment of distributions	62,654,142	65,206,705
Payments for shares redeemed	(353,542,031)	(1,012,338,134)
Net increase (decrease) in net assets from Fund share transactions	(188,828,922)	(259,090,645)
Increase (decrease) in net assets	(230,992,273)	(249,469,030)
Net assets at beginning of period	1,956,316,161	2,205,785,191
Net assets at end of period	$1,725,323,888	$1,956,316,161

The accompanying notes are an integral part of the financial statements.

30	|	DWS Managed Municipal Bond Fund

Financial Highlights
DWS Managed Municipal Bond Fund — Class A
	Years Ended May 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$8.00	$7.95	$8.29	$9.39	$8.98
Income (loss) from investment operations:
Net investment income	.30	.27	.26	.24	.25
Net realized and unrealized gain (loss)	(.21 )	.05	(.33 )	(1.02)	.41
Total from investment operations	.09	.32	(.07 )	(.78 )	.66
Less distributions from:
Net investment income	(.30 )	(.27 )	(.26 )	(.24 )	(.25 )
Net realized gains	—	(.00 )*	(.01 )	(.08 )	(.00 )*
Total distributions	(.30 )	(.27 )	(.27 )	(.32 )	(.25 )
Net asset value, end of period	$7.79	$8.00	$7.95	$8.29	$9.39
Total Return (%)[a]	1.04 [b]	4.18 [b]	(.88 )	(8.53)	7.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	653	752	833	1,008	1,251
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.78	.78	.78	.76	.76
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.77	.76	.78	.76	.76
Ratio of expenses after expense reductions (excluding interest expense) (%)	.77	.76	.77	.76	.76
Ratio of net investment income (%)	3.75	3.50	3.25	2.65	2.77
Portfolio turnover rate (%)	47	40	60	39	29

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	31

DWS Managed Municipal Bond Fund — Class C
	Years Ended May 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$8.00	$7.95	$8.29	$9.39	$8.98
Income (loss) from investment operations:
Net investment income	.24	.21	.20	.17	.18
Net realized and unrealized gain (loss)	(.21 )	.05	(.33 )	(1.02)	.41
Total from investment operations	.03	.26	(.13 )	(.85 )	.59
Less distributions from:
Net investment income	(.24 )	(.21 )	(.20 )	(.17 )	(.18 )
Net realized gains	—	(.00 )*	(.01 )	(.08 )	(.00 )*
Total distributions	(.24 )	(.21 )	(.21 )	(.25 )	(.18 )
Net asset value, end of period	$7.79	$8.00	$7.95	$8.29	$9.39
Total Return (%)[a]	.26 [b]	3.40 [b]	(1.63)[b]	(9.24)[b]	6.67
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	13	27	43	65
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.58	1.59	1.58	1.56	1.55
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.53	1.52	1.54	1.54	1.55
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.53	1.51	1.53	1.54	1.55
Ratio of net investment income (%)	2.97	2.73	2.48	1.87	1.99
Portfolio turnover rate (%)	47	40	60	39	29

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

32	|	DWS Managed Municipal Bond Fund

DWS Managed Municipal Bond Fund — Class S
	Years Ended May 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$8.01	$7.97	$8.31	$9.40	$8.99
Income (loss) from investment operations:
Net investment income	.32	.29	.28	.26	.27
Net realized and unrealized gain (loss)	(.20 )	.04	(.33 )	(1.01)	.41
Total from investment operations	.12	.33	(.05 )	(.75 )	.68
Less distributions from:
Net investment income	(.32 )	(.29 )	(.28 )	(.26 )	(.27 )
Net realized gains	—	(.00 )*	(.01 )	(.08 )	(.00 )*
Total distributions	(.32 )	(.29 )	(.29 )	(.34 )	(.27 )
Net asset value, end of period	$7.81	$8.01	$7.97	$8.31	$9.40
Total Return (%)[a]	1.41	4.31	(.63 )	(8.20)	7.73
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	929	1,033	1,133	1,393	1,898
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.62	.61	.62	.61	.61
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.53	.51	.54	.54	.55
Ratio of expenses after expense reductions (excluding interest expense) (%)	.53	.51	.53	.54	.55
Ratio of net investment income (%)	3.99	3.75	3.48	2.87	2.98
Portfolio turnover rate (%)	47	40	60	39	29

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	33

DWS Managed Municipal Bond Fund — Institutional Class
	Years Ended May 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$8.00	$7.96	$8.30	$9.40	$8.99
Income (loss) from investment operations:
Net investment income	.32	.29	.28	.26	.27
Net realized and unrealized gain (loss)	(.20 )	.04	(.33 )	(1.02)	.41
Total from investment operations	.12	.33	(.05 )	(.76 )	.68
Less distributions from:
Net investment income	(.32 )	(.29 )	(.28 )	(.26 )	(.27 )
Net realized gains	—	(.00 )*	(.01 )	(.08 )	(.00 )*
Total distributions	(.32 )	(.29 )	(.29 )	(.34 )	(.27 )
Net asset value, end of period	$7.80	$8.00	$7.96	$8.30	$9.40
Total Return (%)	1.41 [a]	4.31 [a]	(.63 )[a]	(8.31)[a]	7.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	136	158	213	375	557
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.57	.56	.56	.55	.54
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.53	.52	.54	.53	.54
Ratio of expenses after expense reductions (excluding interest expense) (%)	.53	.51	.53	.53	.54
Ratio of net investment income (%)	3.99	3.74	3.48	2.87	2.99
Portfolio turnover rate (%)	47	40	60	39	29

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

34	|	DWS Managed Municipal Bond Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Managed Municipal Bond Fund (the “Fund” ) is a diversified series of Deutsche DWS Municipal Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ).

DWS Managed Municipal Bond Fund	|	35

Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

36	|	DWS Managed Municipal Bond Fund

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Other debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is

DWS Managed Municipal Bond Fund	|	37

purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued”  in the Statement of Operations. For the year ended May 31, 2025, interest expense related to floaters amounted to $1,564. The weighted average outstanding daily balance of the floating rate notes issued during the year ended May 31, 2025 was $7,500,000, with a weighted average interest rate of 2.54%.

38	|	DWS Managed Municipal Bond Fund

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At May 31, 2025, the Fund had net tax basis capital loss carryforwards of $155,972,040, including short-term losses ($53,368,083) and long-term losses ($102,603,957), which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended May 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and,

DWS Managed Municipal Bond Fund	|	39

therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in certain securities sold at a loss, premium amortization on debt securities, interest income on defaulted securities and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At May 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed tax-exempt income	$5,005,756
Undistributed ordinary income*	$62,261
Capital loss carryforwards	$(155,972,040)
Net unrealized appreciation (depreciation) on investments	$(41,380,934)
At May 31, 2025, the aggregate cost of investments for federal income tax purposes was $1,751,890,370. The net unrealized depreciation for all investments based on tax cost was $41,380,934. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $36,304,860 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $77,685,794.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended May 31,
	2025	2024
Distributions from tax-exempt income	$70,797,426	$72,843,501
Distributions from ordinary income*	$1,538,711	$1,675,889

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

40	|	DWS Managed Municipal Bond Fund

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the year ended May 31, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $880,855,591 and $1,076,784,743, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.365%
Next $750 million of such net assets	.345%
Next $1.5 billion of such net assets	.325%
Next $2.5 billion of such net assets	.315%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Next $2.5 billion of such net assets	.255%
Over $12.5 billion of such net assets	.235%

DWS Managed Municipal Bond Fund	|	41

Accordingly, for the year ended May 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.338% of the Fund’s average daily net assets.
For the period from June 1, 2024 through September 30, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.75%
Class C	1.50%
Class S	.50%
Institutional Class	.50%
Effective October 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.79%
Class C	1.54%
Class S	.54%
Institutional Class	.54%
For the year ended May 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$80,805
Class C	5,956
Class S	862,992
Institutional Class	70,892
$1,020,645
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable

42	|	DWS Managed Municipal Bond Fund

monthly. For the year ended May 31, 2025, the Administration Fee was $1,832,329, of which $142,936 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended May 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at May 31, 2025
Class A	$81,669	$13,415
Class C	669	106
Class S	180,470	29,529
Institutional Class	614	93
	$263,422	$43,143
In addition, for the year ended May 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$479,270
Class C	11,371
Class S	1,296,865
Institutional Class	166,335
$1,953,841
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended May 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at May 31, 2025
Class C	$77,456	$4,836
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to

DWS Managed Municipal Bond Fund	|	43

0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended May 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at May 31, 2025	Annual Rate
Class A	$1,707,798	$276,328.24%
Class C	25,818	2,145.25%
	$1,733,616	$278,473
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended May 31, 2025 aggregated $5,690.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended May 31, 2025, the CDSC for Class C shares aggregated $911. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended May 31, 2025, DDI received $764 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended May 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,135, of which $371 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the year ended May 31, 2025, the Fund engaged in securities purchases of $184,400,000 and securities sales of $179,921,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including

44	|	DWS Managed Municipal Bond Fund

the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2025.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended May 31, 2025		Year Ended May 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,277,732	$34,827,795	3,726,211	$29,769,178
Class C	66,292	538,922	64,034	502,102
Class S	1,198,514	9,724,192	80,178,546	612,200,693
Institutional Class	7,058,825	56,968,058	5,741,691	45,568,811
		$102,058,967		$688,040,784
Shares issued to shareholders in reinvestment of distributions
Class A	2,896,795	$23,387,031	3,047,515	$24,258,918
Class C	34,572	279,602	63,242	502,514
Class S	4,135,005	33,423,965	4,307,391	34,340,674
Institutional Class	688,415	5,563,544	766,568	6,104,599
		$62,654,142		$65,206,705
Shares redeemed
Class A	(17,477,619)	$(141,682,094)	(17,448,459)	$(138,715,132)
Class C	(834,928)	(6,773,187)	(1,821,754)	(14,446,117)
Class S	(15,252,179)	(123,893,734)	(97,730,076)	(751,697,108)
Institutional Class	(10,075,075)	(81,193,016)	(13,528,917)	(107,479,777)
		$(353,542,031)		$(1,012,338,134)

DWS Managed Municipal Bond Fund	|	45

	Year Ended May 31, 2025		Year Ended May 31, 2024
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(10,303,092)	$(83,467,268)	(10,674,733)	$(84,687,036)
Class C	(734,064)	(5,954,663)	(1,694,478)	(13,441,501)
Class S	(9,918,660)	(80,745,577)	(13,244,139)	(105,155,741)
Institutional Class	(2,327,835)	(18,661,414)	(7,020,658)	(55,806,367)
		$(188,828,922)		$(259,090,645)
F.
Payments by Affiliates
During the year ended May 31, 2025, the Advisor agreed to reimburse the Fund $1,494 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

46	|	DWS Managed Municipal Bond Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Municipal Trust and Shareholders of DWS Managed Municipal Bond Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Managed Municipal Bond Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Municipal Trust (the “Trust” )), including the investment portfolio, as of May 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Municipal Trust) at May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Managed Municipal Bond Fund	|	47

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
July 23, 2025

48	|	DWS Managed Municipal Bond Fund

Tax Information (Unaudited)
Of the dividends paid from net investment income for the taxable year ended May 31, 2025, 98% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Managed Municipal Bond Fund	|	49

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Managed Municipal Bond Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

50	|	DWS Managed Municipal Bond Fund

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 1st quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

DWS Managed Municipal Bond Fund	|	51

December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the

52	|	DWS Managed Municipal Bond Fund

Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DMMBF-BFE2024

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DMMBF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	7/30/2025